GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Cultivations and processing licenses (*)	Customer relationships	Trade name	Goodwill	Other	Total
Cost:

Balance at January 1, 2023	$2,524	$13,076	$1,564	$117,900	$23	$135,087
PPA adjustments	-	2,225	-	-	-	2,225
Disposals	-	(2,225)	-	-	-	(2,225)
Foreign currency translation adjustments	-	(349)	-	324	-	(25)

Balance at December 31, 2023	2,524	12,727	1,564	118,224	23	135,062
Impairment (Note 19F2)	-	-	-	(495)	-	(495)
Deconsolidation of Oranim	-	(2,822)	-	(3,499)	-	(6,321)
Foreign currency translation adjustments	147	174	-	578	-	899

Balance at December 31, 2024	2,671	10,079	1,564	114,808	23	129,145

Accumulated amortization:

Balance at January 1, 2023	1,673	6,068	1,516	108,129	20	117,406
Amortization during the year	18	1,730	7	-	3	1,758

Balance at December 31, 2023	1,691	7,798	1,523	108,129	23	119,164
Amortization during the year	-	1,369	8	-	-	1,377
Deconsolidation of Oranim	-	(1,408)	-	-	-	(1,408)

Balance at December 31, 2024	1,691	7,759	1,531	108,129	23	119,133

Amortized cost at December 31, 2024	$980	$2,320	$33	$6,679	$-	$10,012

Amortized cost at December 31, 2023	$833	$4,929	$41	$10,095	$-	$15,898

(*)	The licenses consist of GMP and GDP licenses and they have indefinitely useful life.